Expenses by nature (Tables)	12 Months Ended
Jun. 30, 2019
Expenses by Nature [Abstract]
Schedule of expenses by nature
	Cost of products sold	Selling expenses	General and administrative expenses	Total
Depreciation and amortization	22,494	-	584	23,078
Personnel expenses	18,660	1,423	28,679	48,762
Expenses with service provider	108,147	-	3,449	111,596
Leasing	20,512	-	803	21,315
Cost of agricultural products	137,724	-	-	137,724
Freight and storage	-	9,608	-	9,608
Allowance for doubtful accounts	-	(530)	-	(530)
Sale of farms	-	35	-	35
Maintenance, travel expenses and others	11,677	-	5,297	16,974
At June 30, 2019	319,214	10,536	38,812	368,562
Depreciation and amortization	22,406	-	816	23,222
Personnel expenses	4,265	2,223	24,133	30,621
Expenses with service provider	53,014	-	4,279	57,293
Leasing	7,799	-	689	8,488
Cost of agricultural products	130,188	-	-	130,188
Freight and storage	-	7,731	-	7,731
Allowance for doubtful accounts	-	133	-	133
Maintenance, travel expenses and others	10,647	-	5,028	15,675
At June 30, 2018	228,319	10,087	34,945	273,351
Depreciation and amortization	14,326	-	701	15,027
Personnel expenses	4,579	1,058	21,199	26,836
Expenses with service provider	52,706	-	3,772	56,478
Leasing	11,089	-	728	11,817
Cost of agricultural products	50,024	-	-	50,024
Freight and storage	-	5,025	-	5,025
Allowance for doubtful accounts	-	516	-	516
Sale of farm	-	8	-	8
Maintenance, travel expenses and others	3,638	69	4,541	8,248
At June 30, 2017	136,362	6,676	30,941	173,979